Other Assets - Components of Other within Other Assets (Details) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of Other Assets [line items]
Accounts receivable, prepaid expenses and other items	$ 6,910	$ 6,508
Accrued interest receivable	1,461	1,079
BMO Transportation Finance - leased vehicles	937	928
Cash collateral	2,019	3,165
Due from clients, dealers and brokers	236	156
Insurance-related assets	822	644
Precious metals	1,603	582
Total	14,652	13,570
Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	408	144	$ (337)
Other assets [member] | Pension Plans [member]
Disclosure of Other Assets [line items]
Pension asset	$ 664	$ 508